Acquisition of Vubites India Private Limited - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended
	Mar. 31, 2011	Nov. 26, 2010 Vubites	Nov. 26, 2010 Vubites Employee Stock Option
Business Acquisition [Line Items]
Contribution from a principal shareholder	$ 420,589	$ 420,589
Acquisition related expenses		73,125
Cash consideration			140,468
Excess amount paid over acquisition date fair value of stock options		103,946
Contingent consideration payable to employees		$ 140,468
Months employees should remain employed in order to make contingent payment		16 months